Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING VARIABLE TRUST
Entity Central Index Key	0001081402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000090341
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$81	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark for the period. The portfolio benefited from security selection within industrials and health care. Pharmaceutical companies with blockbuster and innovative treatments, including Eli Lilly & Co. and argenx SE, contributed to returns. In contrast, underweights to select mega-cap tech names, including NVIDIA Corp. and Alphabet, Inc., detracted

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 1	Russell 3000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,163	$9,403	$9,436
2/29/2016	$8,957	$9,394	$9,433
3/31/2016	$9,494	$10,034	$10,097
4/30/2016	$9,554	$9,956	$10,159
5/31/2016	$9,871	$10,154	$10,341
6/30/2016	$9,773	$10,114	$10,362
7/31/2016	$10,231	$10,605	$10,774
8/31/2016	$10,068	$10,565	$10,801
9/30/2016	$10,163	$10,612	$10,818
10/31/2016	$9,959	$10,332	$10,584
11/30/2016	$10,049	$10,607	$11,058
12/31/2016	$10,077	$10,739	$11,274
1/31/2017	$10,599	$11,087	$11,486
2/28/2017	$10,916	$11,533	$11,913
3/31/2017	$11,116	$11,667	$11,921
4/30/2017	$11,575	$11,930	$12,047
5/31/2017	$11,919	$12,209	$12,171
6/30/2017	$11,938	$12,209	$12,280
7/31/2017	$12,224	$12,517	$12,512
8/31/2017	$12,365	$12,727	$12,536
9/30/2017	$12,618	$12,933	$12,842
10/31/2017	$13,101	$13,411	$13,122
11/30/2017	$13,467	$13,816	$13,521
12/31/2017	$13,598	$13,917	$13,656
1/31/2018	$14,842	$14,868	$14,375
2/28/2018	$14,372	$14,476	$13,846
3/31/2018	$14,114	$14,123	$13,568
4/30/2018	$14,194	$14,170	$13,619
5/31/2018	$14,874	$14,812	$14,004
6/30/2018	$15,118	$14,953	$14,095
7/31/2018	$15,584	$15,377	$14,563
8/31/2018	$16,266	$16,227	$15,074
9/30/2018	$16,266	$16,281	$15,099
10/31/2018	$14,637	$14,778	$13,988
11/30/2018	$15,069	$14,941	$14,268
12/31/2018	$13,669	$13,622	$12,940
1/31/2019	$15,142	$14,872	$14,051
2/28/2019	$15,808	$15,436	$14,545
3/31/2019	$16,260	$15,826	$14,757
4/30/2019	$17,082	$16,524	$15,346
5/31/2019	$16,458	$15,467	$14,353
6/30/2019	$17,499	$16,538	$15,361
7/31/2019	$17,844	$16,897	$15,590
8/31/2019	$17,467	$16,728	$15,272
9/30/2019	$17,149	$16,721	$15,540
10/31/2019	$17,497	$17,193	$15,874
11/30/2019	$18,398	$17,971	$16,478
12/31/2019	$18,781	$18,505	$16,954
1/31/2020	$19,293	$18,879	$16,935
2/29/2020	$18,109	$17,588	$15,549
3/31/2020	$15,989	$15,757	$13,410
4/30/2020	$18,610	$18,089	$15,187
5/31/2020	$20,017	$19,332	$15,999
6/30/2020	$20,977	$20,167	$16,364
7/31/2020	$22,340	$21,670	$17,294
8/31/2020	$23,843	$23,852	$18,546
9/30/2020	$23,251	$22,761	$17,871
10/31/2020	$22,913	$22,041	$17,485
11/30/2020	$25,602	$24,393	$19,613
12/31/2020	$26,933	$25,585	$20,495
1/31/2021	$26,423	$25,489	$20,404
2/28/2021	$26,984	$25,541	$21,042
3/31/2021	$26,532	$25,890	$21,796
4/30/2021	$28,423	$27,570	$22,919
5/31/2021	$27,793	$27,162	$23,024
6/30/2021	$29,538	$28,837	$23,592
7/31/2021	$30,577	$29,651	$23,991
8/31/2021	$31,579	$30,723	$24,675
9/30/2021	$29,888	$29,037	$23,568
10/31/2021	$32,154	$31,478	$25,161
11/30/2021	$30,484	$31,563	$24,778
12/31/2021	$31,046	$32,199	$25,754
1/31/2022	$26,883	$29,344	$24,239
2/28/2022	$25,959	$28,174	$23,628
3/31/2022	$26,705	$29,220	$24,395
4/30/2022	$22,734	$25,688	$22,206
5/31/2022	$21,370	$25,097	$22,176
6/30/2022	$19,764	$23,134	$20,321
7/31/2022	$22,213	$25,900	$22,227
8/31/2022	$21,295	$24,750	$21,397
9/30/2022	$19,049	$22,355	$19,413
10/31/2022	$19,807	$23,711	$21,005
11/30/2022	$20,781	$24,748	$22,102
12/31/2022	$19,545	$22,872	$20,808
1/31/2023	$21,108	$24,801	$22,241
2/28/2023	$20,509	$24,508	$21,721
3/31/2023	$21,838	$26,040	$22,302
4/30/2023	$21,969	$26,265	$22,539
5/31/2023	$22,428	$27,394	$22,627
6/30/2023	$23,813	$29,288	$24,172
7/31/2023	$24,287	$30,295	$25,039
8/31/2023	$23,678	$29,955	$24,555
9/30/2023	$22,441	$28,309	$23,386
10/31/2023	$22,173	$27,818	$22,766
11/30/2023	$24,895	$30,827	$24,888
12/31/2023	$26,092	$32,298	$26,209
1/31/2024	$26,607	$33,013	$26,499
2/29/2024	$28,350	$35,285	$27,933
3/31/2024	$28,814	$35,923	$28,835
4/30/2024	$27,360	$34,340	$27,566
5/31/2024	$28,371	$36,386	$28,868
6/30/2024	$29,536	$38,724	$29,762
7/31/2024	$28,836	$38,233	$30,315
8/31/2024	$29,907	$38,971	$30,975
9/30/2024	$30,860	$40,047	$31,616
10/31/2024	$30,535	$39,897	$31,384
11/30/2024	$32,753	$42,590	$33,471
12/31/2024	$31,649	$42,781	$32,448
1/31/2025	$32,861	$43,649	$33,473
2/28/2025	$31,303	$42,019	$32,831
3/31/2025	$28,447	$38,504	$30,916
4/30/2025	$29,301	$39,171	$30,709
5/31/2025	$32,418	$42,585	$32,655
6/30/2025	$35,047	$45,262	$34,314
7/31/2025	$36,262	$46,932	$35,070
8/31/2025	$36,437	$47,549	$35,881
9/30/2025	$37,933	$49,976	$37,120
10/31/2025	$38,155	$51,703	$37,915
11/30/2025	$37,455	$50,836	$38,019
12/31/2025	$36,564	$50,545	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	15.53	6.31	13.84
Russell 3000® Growth Index	18.15	14.59	17.59
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 52,489,878
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 375,332
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$52,489,878
# of portfolio holdings	61
Portfolio turnover rate	70%
Total advisory fees paid	$375,332

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Consumer discretionary	14.2
Industrials	14.2
Communication services	11.7
Health care	11.6
Financials	6.8
Consumer staples	1.6
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.2
Microsoft Corp.	7.8
Alphabet, Inc. Class A	5.6
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.0
Mastercard, Inc. Class A	2.1
AppLovin Corp. Class A	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7
DoorDash, Inc. Class A	1.7

Material Fund Change [Text Block]
C000090342
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$108	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark for the period. The portfolio benefited from security selection within industrials and health care. Pharmaceutical companies with blockbuster and innovative treatments, including Eli Lilly & Co. and argenx SE, contributed to returns. In contrast, underweights to select mega-cap tech names, including NVIDIA Corp. and Alphabet, Inc., detracted

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 2	Russell 3000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,161	$9,403	$9,436
2/29/2016	$8,953	$9,394	$9,433
3/31/2016	$9,485	$10,034	$10,097
4/30/2016	$9,547	$9,956	$10,159
5/31/2016	$9,862	$10,154	$10,341
6/30/2016	$9,760	$10,114	$10,362
7/31/2016	$10,216	$10,605	$10,774
8/31/2016	$10,052	$10,565	$10,801
9/30/2016	$10,141	$10,612	$10,818
10/31/2016	$9,939	$10,332	$10,584
11/30/2016	$10,024	$10,607	$11,058
12/31/2016	$10,052	$10,739	$11,274
1/31/2017	$10,569	$11,087	$11,486
2/28/2017	$10,884	$11,533	$11,913
3/31/2017	$11,081	$11,667	$11,921
4/30/2017	$11,533	$11,930	$12,047
5/31/2017	$11,881	$12,209	$12,171
6/30/2017	$11,895	$12,209	$12,280
7/31/2017	$12,172	$12,517	$12,512
8/31/2017	$12,308	$12,727	$12,536
9/30/2017	$12,560	$12,933	$12,842
10/31/2017	$13,040	$13,411	$13,122
11/30/2017	$13,403	$13,816	$13,521
12/31/2017	$13,529	$13,917	$13,656
1/31/2018	$14,761	$14,868	$14,375
2/28/2018	$14,295	$14,476	$13,846
3/31/2018	$14,033	$14,123	$13,568
4/30/2018	$14,111	$14,170	$13,619
5/31/2018	$14,785	$14,812	$14,004
6/30/2018	$15,022	$14,953	$14,095
7/31/2018	$15,486	$15,377	$14,563
8/31/2018	$16,153	$16,227	$15,074
9/30/2018	$16,153	$16,281	$15,099
10/31/2018	$14,535	$14,778	$13,988
11/30/2018	$14,954	$14,941	$14,268
12/31/2018	$13,567	$13,622	$12,940
1/31/2019	$15,024	$14,872	$14,051
2/28/2019	$15,680	$15,436	$14,545
3/31/2019	$16,126	$15,826	$14,757
4/30/2019	$16,938	$16,524	$15,346
5/31/2019	$16,320	$15,467	$14,353
6/30/2019	$17,347	$16,538	$15,361
7/31/2019	$17,680	$16,897	$15,590
8/31/2019	$17,302	$16,728	$15,272
9/30/2019	$16,986	$16,721	$15,540
10/31/2019	$17,327	$17,193	$15,874
11/30/2019	$18,215	$17,971	$16,478
12/31/2019	$18,592	$18,505	$16,954
1/31/2020	$19,098	$18,879	$16,935
2/29/2020	$17,923	$17,588	$15,549
3/31/2020	$15,817	$15,757	$13,410
4/30/2020	$18,410	$18,089	$15,187
5/31/2020	$19,797	$19,332	$15,999
6/30/2020	$20,741	$20,167	$16,364
7/31/2020	$22,086	$21,670	$17,294
8/31/2020	$23,587	$23,852	$18,546
9/30/2020	$23,001	$22,761	$17,871
10/31/2020	$22,659	$22,041	$17,485
11/30/2020	$25,311	$24,393	$19,613
12/31/2020	$26,622	$25,585	$20,495
1/31/2021	$26,115	$25,489	$20,404
2/28/2021	$26,661	$25,541	$21,042
3/31/2021	$26,213	$25,890	$21,796
4/30/2021	$28,070	$27,570	$22,919
5/31/2021	$27,444	$27,162	$23,024
6/30/2021	$29,156	$28,837	$23,592
7/31/2021	$30,181	$29,651	$23,991
8/31/2021	$31,165	$30,723	$24,675
9/30/2021	$29,484	$29,037	$23,568
10/31/2021	$31,716	$31,478	$25,161
11/30/2021	$30,064	$31,563	$24,778
12/31/2021	$30,607	$32,199	$25,754
1/31/2022	$26,503	$29,344	$24,239
2/28/2022	$25,585	$28,174	$23,628
3/31/2022	$26,312	$29,220	$24,395
4/30/2022	$22,399	$25,688	$22,206
5/31/2022	$21,048	$25,097	$22,176
6/30/2022	$19,470	$23,134	$20,321
7/31/2022	$21,872	$25,900	$22,227
8/31/2022	$20,972	$24,750	$21,397
9/30/2022	$18,757	$22,355	$19,413
10/31/2022	$19,492	$23,711	$21,005
11/30/2022	$20,440	$24,748	$22,102
12/31/2022	$19,221	$22,872	$20,808
1/31/2023	$20,759	$24,801	$22,241
2/28/2023	$20,169	$24,508	$21,721
3/31/2023	$21,475	$26,040	$22,302
4/30/2023	$21,591	$26,265	$22,539
5/31/2023	$22,036	$27,394	$22,627
6/30/2023	$23,391	$29,288	$24,172
7/31/2023	$23,861	$30,295	$25,039
8/31/2023	$23,250	$29,955	$24,555
9/30/2023	$22,039	$28,309	$23,386
10/31/2023	$21,761	$27,818	$22,766
11/30/2023	$24,429	$30,827	$24,888
12/31/2023	$25,597	$32,298	$26,209
1/31/2024	$26,100	$33,013	$26,499
2/29/2024	$27,804	$35,285	$27,933
3/31/2024	$28,254	$35,923	$28,835
4/30/2024	$26,818	$34,340	$27,566
5/31/2024	$27,804	$36,386	$28,868
6/30/2024	$28,940	$38,724	$29,762
7/31/2024	$28,244	$38,233	$30,315
8/31/2024	$29,292	$38,971	$30,975
9/30/2024	$30,228	$40,047	$31,616
10/31/2024	$29,901	$39,897	$31,384
11/30/2024	$32,055	$42,590	$33,471
12/31/2024	$30,972	$42,781	$32,448
1/31/2025	$32,156	$43,649	$33,473
2/28/2025	$30,623	$42,019	$32,831
3/31/2025	$27,827	$38,504	$30,916
4/30/2025	$28,650	$39,171	$30,709
5/31/2025	$31,694	$42,585	$32,655
6/30/2025	$34,265	$45,262	$34,314
7/31/2025	$35,444	$46,932	$35,070
8/31/2025	$35,598	$47,549	$35,881
9/30/2025	$37,053	$49,976	$37,120
10/31/2025	$37,276	$51,703	$37,915
11/30/2025	$36,574	$50,836	$38,019
12/31/2025	$35,701	$50,545	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	15.27	6.04	13.57
Russell 3000® Growth Index	18.15	14.59	17.59
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 52,489,878
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 375,332
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$52,489,878
# of portfolio holdings	61
Portfolio turnover rate	70%
Total advisory fees paid	$375,332

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Consumer discretionary	14.2
Industrials	14.2
Communication services	11.7
Health care	11.6
Financials	6.8
Consumer staples	1.6
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.2
Microsoft Corp.	7.8
Alphabet, Inc. Class A	5.6
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.0
Mastercard, Inc. Class A	2.1
AppLovin Corp. Class A	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7
DoorDash, Inc. Class A	1.7

Material Fund Change [Text Block]
C000019816
Shareholder Report [Line Items]
Fund Name	VT Discovery SMID Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$116	1.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection in financials and communication services benefited the portfolio. Innovative companies with strong demand, including Robinhood Markets, Inc. and Celestica, Inc., contributed. Security selection in information technology (IT) and industrials detracted. We exited Globant SA, as enterprise spend on IT slowed, and data security provider Varonis Systems, Inc., as full-year revenue guidance was reduced.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 2	Russell 2500™ Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,030	$9,011	$9,436
2/29/2016	$8,927	$9,038	$9,433
3/31/2016	$9,596	$9,734	$10,097
4/30/2016	$9,777	$9,827	$10,159
5/31/2016	$10,046	$10,071	$10,341
6/30/2016	$10,085	$9,997	$10,362
7/31/2016	$10,536	$10,591	$10,774
8/31/2016	$10,486	$10,664	$10,801
9/30/2016	$10,590	$10,695	$10,818
10/31/2016	$10,233	$10,137	$10,584
11/30/2016	$10,794	$10,876	$11,058
12/31/2016	$10,765	$10,973	$11,274
1/31/2017	$11,188	$11,233	$11,486
2/28/2017	$11,778	$11,573	$11,913
3/31/2017	$11,828	$11,659	$11,921
4/30/2017	$12,169	$11,864	$12,047
5/31/2017	$12,281	$11,869	$12,171
6/30/2017	$12,435	$12,140	$12,280
7/31/2017	$12,639	$12,301	$12,512
8/31/2017	$12,674	$12,325	$12,536
9/30/2017	$13,103	$12,841	$12,842
10/31/2017	$13,418	$13,185	$13,122
11/30/2017	$13,734	$13,619	$13,521
12/31/2017	$13,900	$13,656	$13,656
1/31/2018	$14,772	$14,338	$14,375
2/28/2018	$14,395	$13,868	$13,846
3/31/2018	$14,338	$13,981	$13,568
4/30/2018	$14,128	$13,892	$13,619
5/31/2018	$14,842	$14,631	$14,004
6/30/2018	$14,995	$14,754	$14,095
7/31/2018	$15,123	$15,030	$14,563
8/31/2018	$16,348	$16,046	$15,074
9/30/2018	$16,235	$15,811	$15,099
10/31/2018	$14,332	$13,912	$13,988
11/30/2018	$14,411	$14,175	$14,268
12/31/2018	$12,918	$12,637	$12,940
1/31/2019	$14,569	$14,141	$14,051
2/28/2019	$15,696	$15,073	$14,545
3/31/2019	$15,894	$15,036	$14,757
4/30/2019	$16,487	$15,562	$15,346
5/31/2019	$16,259	$14,528	$14,353
6/30/2019	$17,599	$15,659	$15,361
7/31/2019	$18,129	$15,903	$15,590
8/31/2019	$17,511	$15,451	$15,272
9/30/2019	$16,839	$15,161	$15,540
10/31/2019	$16,680	$15,550	$15,874
11/30/2019	$17,894	$16,609	$16,478
12/31/2019	$17,959	$16,763	$16,954
1/31/2020	$18,544	$16,781	$16,935
2/29/2020	$17,648	$15,643	$15,549
3/31/2020	$14,816	$12,871	$13,410
4/30/2020	$17,434	$14,935	$15,187
5/31/2020	$19,567	$16,494	$15,999
6/30/2020	$20,141	$17,101	$16,364
7/31/2020	$21,730	$18,037	$17,294
8/31/2020	$23,138	$18,849	$18,546
9/30/2020	$23,252	$18,704	$17,871
10/31/2020	$23,516	$18,925	$17,485
11/30/2020	$26,903	$21,682	$19,613
12/31/2020	$29,211	$23,547	$20,495
1/31/2021	$28,803	$24,205	$20,404
2/28/2021	$29,355	$24,965	$21,042
3/31/2021	$27,484	$24,133	$21,796
4/30/2021	$29,001	$24,980	$22,919
5/31/2021	$27,598	$24,286	$23,024
6/30/2021	$29,726	$25,589	$23,592
7/31/2021	$29,841	$25,035	$23,991
8/31/2021	$31,042	$25,662	$24,675
9/30/2021	$29,185	$24,685	$23,568
10/31/2021	$30,789	$25,951	$25,161
11/30/2021	$27,894	$24,614	$24,778
12/31/2021	$27,738	$24,735	$25,754
1/31/2022	$22,598	$21,471	$24,239
2/28/2022	$22,345	$21,536	$23,628
3/31/2022	$22,507	$21,691	$24,395
4/30/2022	$19,165	$19,214	$22,206
5/31/2022	$17,653	$18,748	$22,176
6/30/2022	$16,816	$17,450	$20,321
7/31/2022	$19,356	$19,441	$22,227
8/31/2022	$18,698	$19,072	$21,397
9/30/2022	$16,936	$17,429	$19,413
10/31/2022	$17,918	$18,846	$21,005
11/30/2022	$18,576	$19,406	$22,102
12/31/2022	$17,240	$18,251	$20,808
1/31/2023	$19,082	$20,078	$22,241
2/28/2023	$18,566	$19,761	$21,721
3/31/2023	$19,153	$19,446	$22,302
4/30/2023	$18,941	$19,200	$22,539
5/31/2023	$19,082	$19,179	$22,627
6/30/2023	$20,317	$20,693	$24,172
7/31/2023	$20,570	$21,384	$25,039
8/31/2023	$19,801	$20,514	$24,555
9/30/2023	$18,647	$19,278	$23,386
10/31/2023	$17,321	$17,940	$22,766
11/30/2023	$19,103	$19,530	$24,888
12/31/2023	$20,712	$21,706	$26,209
1/31/2024	$20,631	$21,215	$26,499
2/29/2024	$22,200	$22,935	$27,933
3/31/2024	$22,889	$23,553	$28,835
4/30/2024	$21,836	$21,798	$27,566
5/31/2024	$22,474	$22,682	$28,868
6/30/2024	$22,474	$22,560	$29,762
7/31/2024	$22,878	$23,935	$30,315
8/31/2024	$23,557	$23,749	$30,975
9/30/2024	$24,296	$24,137	$31,616
10/31/2024	$23,830	$24,077	$31,384
11/30/2024	$26,553	$26,942	$33,471
12/31/2024	$24,468	$24,723	$32,448
1/31/2025	$25,531	$25,669	$33,473
2/28/2025	$24,033	$23,960	$32,831
3/31/2025	$21,856	$22,053	$30,916
4/30/2025	$22,261	$21,982	$30,709
5/31/2025	$23,931	$23,422	$32,655
6/30/2025	$24,984	$24,548	$34,314
7/31/2025	$25,205	$25,123	$35,070
8/31/2025	$26,184	$26,442	$35,881
9/30/2025	$26,031	$27,182	$37,120
10/31/2025	$26,102	$27,877	$37,915
11/30/2025	$26,377	$27,498	$38,019
12/31/2025	$25,786	$27,272	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	5.39	(2.46)	9.94
Russell 2500™ Growth Index	10.31	2.98	10.55
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 139,284,750
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,042,374
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$139,284,750
# of portfolio holdings	70
Portfolio turnover rate	73%
Total advisory fees paid	$1,042,374

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	27.7
Health care	24.7
Information technology	21.9
Consumer discretionary	11.9
Financials	6.2
Communication services	3.7
Utilities	2.1
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Guidewire Software, Inc.	2.3
iRhythm Technologies, Inc.	2.3
EMCOR Group, Inc.	2.2
Penumbra, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.2
Carpenter Technology Corp.	2.2
RBC Bearings, Inc.	2.1
Talen Energy Corp.	2.1
RadNet, Inc.	2.0
TKO Group Holdings, Inc. Class A	2.0

Material Fund Change [Text Block]
C000019811
Shareholder Report [Line Items]
Fund Name	VT Index Asset Allocation Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, U.S. markets were shaped by lingering concerns about inflation and a cooling job market along with heightened tariff uncertainty. Worries over tariffs weighed on equities in the first quarter, but the tariff pause in April, coupled with optimism surrounding artificial intelligence (AI)-driven productivity gains and three rate cuts in the second half of the year, triggered a sustained rally, with the S&P 500 Index finishing at 17.88% and U.S. Treasuries gaining 6.32% for the year.

The Fund underperformed its benchmark for the period. During the period, the Fund’s passive core remained closely aligned with the 60/40 (stocks/bonds) benchmark. Our short exposure to the S&P 500 within our Tactical Asset Allocation strategy detracted from performance early in the year, as equity markets rebounded amid easing trade tension following the tariff pause in April. We pivoted to a long S&P 500 position during the summer, which contributed to second-half performance.

Looking ahead, the macro environment remains delicately balanced as growth and inflation move into better alignment. We are focused on the U.S. labor market and on Chinese fiscal developments.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 2	Index Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,767	$9,787	$10,138	$9,436
2/29/2016	$9,767	$9,814	$10,210	$9,433
3/31/2016	$10,199	$10,220	$10,303	$10,097
4/30/2016	$10,210	$10,240	$10,343	$10,159
5/31/2016	$10,308	$10,350	$10,345	$10,341
6/30/2016	$10,363	$10,457	$10,531	$10,362
7/31/2016	$10,593	$10,706	$10,598	$10,774
8/31/2016	$10,588	$10,691	$10,586	$10,801
9/30/2016	$10,588	$10,687	$10,580	$10,818
10/31/2016	$10,459	$10,523	$10,499	$10,584
11/30/2016	$10,644	$10,644	$10,250	$11,058
12/31/2016	$10,767	$10,766	$10,265	$11,274
1/31/2017	$10,891	$10,898	$10,285	$11,486
2/28/2017	$11,155	$11,179	$10,354	$11,913
3/31/2017	$11,155	$11,185	$10,349	$11,921
4/30/2017	$11,234	$11,285	$10,428	$12,047
5/31/2017	$11,329	$11,410	$10,509	$12,171
6/30/2017	$11,365	$11,445	$10,498	$12,280
7/31/2017	$11,504	$11,594	$10,543	$12,512
8/31/2017	$11,533	$11,665	$10,638	$12,536
9/30/2017	$11,655	$11,770	$10,587	$12,842
10/31/2017	$11,802	$11,929	$10,593	$13,122
11/30/2017	$12,009	$12,142	$10,580	$13,521
12/31/2017	$12,086	$12,238	$10,628	$13,656
1/31/2018	$12,464	$12,592	$10,506	$14,375
2/28/2018	$12,145	$12,275	$10,406	$13,846
3/31/2018	$11,945	$12,134	$10,473	$13,568
4/30/2018	$11,945	$12,123	$10,395	$13,619
5/31/2018	$12,164	$12,342	$10,469	$14,004
6/30/2018	$12,212	$12,388	$10,456	$14,095
7/31/2018	$12,488	$12,644	$10,459	$14,563
8/31/2018	$12,780	$12,930	$10,526	$15,074
9/30/2018	$12,778	$12,926	$10,458	$15,099
10/31/2018	$12,180	$12,371	$10,376	$13,988
11/30/2018	$12,384	$12,566	$10,438	$14,268
12/31/2018	$11,735	$11,994	$10,630	$12,940
1/31/2019	$12,391	$12,593	$10,742	$14,051
2/28/2019	$12,608	$12,822	$10,736	$14,545
3/31/2019	$12,852	$13,069	$10,942	$14,757
4/30/2019	$13,120	$13,372	$10,945	$15,346
5/31/2019	$12,769	$12,988	$11,139	$14,353
6/30/2019	$13,297	$13,585	$11,279	$15,361
7/31/2019	$13,395	$13,696	$11,304	$15,590
8/31/2019	$13,443	$13,752	$11,597	$15,272
9/30/2019	$13,519	$13,860	$11,535	$15,540
10/31/2019	$13,656	$14,044	$11,570	$15,874
11/30/2019	$13,909	$14,333	$11,564	$16,478
12/31/2019	$14,100	$14,560	$11,556	$16,954
1/31/2020	$14,265	$14,699	$11,778	$16,935
2/29/2020	$13,716	$14,129	$11,990	$15,549
3/31/2020	$12,926	$13,245	$11,920	$13,410
4/30/2020	$13,965	$14,298	$12,132	$15,187
5/31/2020	$14,378	$14,692	$12,188	$15,999
6/30/2020	$14,561	$14,873	$12,265	$16,364
7/31/2020	$15,134	$15,444	$12,448	$17,294
8/31/2020	$15,718	$16,042	$12,348	$18,546
9/30/2020	$15,319	$15,686	$12,341	$17,871
10/31/2020	$15,041	$15,376	$12,286	$17,485
11/30/2020	$16,069	$16,407	$12,406	$19,613
12/31/2020	$16,439	$16,771	$12,424	$20,495
1/31/2021	$16,244	$16,605	$12,334	$20,404
2/28/2021	$16,439	$16,759	$12,156	$21,042
3/31/2021	$16,793	$17,096	$12,005	$21,796
4/30/2021	$17,426	$17,695	$12,099	$22,919
5/31/2021	$17,502	$17,794	$12,139	$23,024
6/30/2021	$17,808	$18,089	$12,224	$23,592
7/31/2021	$18,150	$18,445	$12,361	$23,991
8/31/2021	$18,498	$18,768	$12,337	$24,675
9/30/2021	$17,820	$18,163	$12,231	$23,568
10/31/2021	$18,618	$18,922	$12,227	$25,161
11/30/2021	$18,568	$18,901	$12,263	$24,778
12/31/2021	$19,068	$19,370	$12,232	$25,754
1/31/2022	$18,261	$18,622	$11,968	$24,239
2/28/2022	$17,845	$18,239	$11,835	$23,628
3/31/2022	$17,998	$18,418	$11,506	$24,395
4/30/2022	$16,764	$17,226	$11,069	$22,206
5/31/2022	$16,789	$17,257	$11,141	$22,176
6/30/2022	$15,915	$16,342	$10,966	$20,321
7/31/2022	$16,859	$17,350	$11,234	$22,227
8/31/2022	$16,263	$16,754	$10,917	$21,397
9/30/2022	$15,168	$15,596	$10,445	$19,413
10/31/2022	$15,795	$16,267	$10,310	$21,005
11/30/2022	$16,478	$16,987	$10,689	$22,102
12/31/2022	$15,822	$16,364	$10,641	$20,808
1/31/2023	$16,592	$17,145	$10,968	$22,241
2/28/2023	$16,126	$16,734	$10,684	$21,721
3/31/2023	$16,680	$17,296	$10,956	$22,302
4/30/2023	$16,861	$17,495	$11,022	$22,539
5/31/2023	$16,813	$17,460	$10,902	$22,627
6/30/2023	$17,410	$18,099	$10,863	$24,172
7/31/2023	$17,710	$18,423	$10,856	$25,039
8/31/2023	$17,493	$18,208	$10,786	$24,555
9/30/2023	$16,766	$17,527	$10,512	$23,386
10/31/2023	$16,421	$17,221	$10,346	$22,766
11/30/2023	$17,675	$18,404	$10,815	$24,888
12/31/2023	$18,465	$19,153	$11,229	$26,209
1/31/2024	$18,633	$19,325	$11,198	$26,499
2/29/2024	$19,127	$19,842	$11,040	$27,933
3/31/2024	$19,555	$20,276	$11,142	$28,835
4/30/2024	$18,801	$19,591	$10,860	$27,566
5/31/2024	$19,536	$20,288	$11,044	$28,868
6/30/2024	$20,090	$20,806	$11,149	$29,762
7/31/2024	$20,416	$21,140	$11,409	$30,315
8/31/2024	$20,851	$21,556	$11,573	$30,975
9/30/2024	$21,254	$21,936	$11,728	$31,616
10/31/2024	$20,881	$21,608	$11,437	$31,384
11/30/2024	$21,776	$22,436	$11,558	$33,471
12/31/2024	$21,210	$21,977	$11,369	$32,448
1/31/2025	$21,509	$22,389	$11,430	$33,473
2/28/2025	$21,520	$22,407	$11,681	$32,831
3/31/2025	$20,760	$21,670	$11,685	$30,916
4/30/2025	$20,621	$21,637	$11,731	$30,709
5/31/2025	$21,253	$22,365	$11,647	$32,655
6/30/2025	$21,992	$23,160	$11,826	$34,314
7/31/2025	$22,260	$23,435	$11,795	$35,070
8/31/2025	$22,613	$23,819	$11,936	$35,881
9/30/2025	$23,226	$24,422	$12,067	$37,120
10/31/2025	$23,638	$24,825	$12,142	$37,915
11/30/2025	$23,721	$24,923	$12,217	$38,019
12/31/2025	$23,646	$24,899	$12,199	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	11.48	7.54	8.99
Index Asset Allocation Blended IndexFootnote Reference*	13.30	8.22	9.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 68,740,725
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 334,170
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,740,725
# of portfolio holdings	608
Portfolio turnover rate	14%
Total advisory fees paid	$334,170

Holdings [Text Block]

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	34.4
Financials	13.4
Communication services	10.6
Consumer discretionary	10.4
Health care	9.6
Industrials	8.2
Consumer staples	4.7
Energy	2.8
Utilities	2.3
Materials	1.8
Real estate	1.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.6
1-3 years	38.9
3-5 years	15.4
5-10 years	16.1
10-20 years	23.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.6
Apple, Inc.	4.1
Microsoft Corp.	3.6
Amazon.com, Inc.	2.3
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 4.63%, 11‑15‑2026	1.8
U.S. Treasury Notes, 0.63%, 5‑15‑2030	1.7
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.7
U.S. Treasury Notes, 0.50%, 10‑31‑2027	1.7
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager of the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025.
C000103128
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$78	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets ended the year strong as inflation cooled and the Federal Reserve cut rates to support growth. Information technology (IT) led gains as artificial intelligence (AI) optimism persisted, while volatility and momentum trades challenged active managers amid concentrated leadership and rising risks.

The Fund underperformed its benchmark, driven by weak stock selection in IT and materials. Key detractors included Salesforce, Inc. and Marvell Technology, Inc., driven by stagnant revenue estimates and limited AI-related growth despite broader industry tailwinds. Offsetting some of this were contributions from communication services, where our overweight in Alphabet added to returns, supported by AI-driven growth and positive earnings-per-share revisions. Amphenol Corp. benefited from AI infrastructure spending and accretive mergers and acquisitions, while Ulta Beauty, Inc. gained share in beauty.

As we enter 2026, we are guided by valuation discipline and broad diversification, focusing on durable businesses and maintaining a selective, nimble approach to navigate potential volatility and capture growth opportunities as markets present them.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 1	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,404	$9,436
2/29/2016	$9,408	$9,433
3/31/2016	$10,196	$10,097
4/30/2016	$10,280	$10,159
5/31/2016	$10,452	$10,341
6/30/2016	$10,288	$10,362
7/31/2016	$10,731	$10,774
8/31/2016	$10,795	$10,801
9/30/2016	$10,859	$10,818
10/31/2016	$10,680	$10,584
11/30/2016	$11,247	$11,058
12/31/2016	$11,252	$11,274
1/31/2017	$11,677	$11,486
2/28/2017	$11,897	$11,913
3/31/2017	$11,902	$11,921
4/30/2017	$12,066	$12,047
5/31/2017	$12,254	$12,171
6/30/2017	$12,258	$12,280
7/31/2017	$12,429	$12,512
8/31/2017	$12,404	$12,536
9/30/2017	$12,720	$12,842
10/31/2017	$12,996	$13,122
11/30/2017	$13,368	$13,521
12/31/2017	$13,584	$13,656
1/31/2018	$14,257	$14,375
2/28/2018	$13,795	$13,846
3/31/2018	$13,529	$13,568
4/30/2018	$13,619	$13,619
5/31/2018	$13,935	$14,004
6/30/2018	$13,996	$14,095
7/31/2018	$14,509	$14,563
8/31/2018	$14,720	$15,074
9/30/2018	$14,725	$15,099
10/31/2018	$13,704	$13,988
11/30/2018	$13,987	$14,268
12/31/2018	$12,643	$12,940
1/31/2019	$13,848	$14,051
2/28/2019	$14,254	$14,545
3/31/2019	$14,559	$14,757
4/30/2019	$15,165	$15,346
5/31/2019	$14,237	$14,353
6/30/2019	$15,176	$15,361
7/31/2019	$15,604	$15,590
8/31/2019	$15,366	$15,272
9/30/2019	$15,548	$15,540
10/31/2019	$15,661	$15,874
11/30/2019	$16,294	$16,478
12/31/2019	$16,664	$16,954
1/31/2020	$16,545	$16,935
2/29/2020	$15,347	$15,549
3/31/2020	$13,044	$13,410
4/30/2020	$14,676	$15,187
5/31/2020	$15,730	$15,999
6/30/2020	$15,855	$16,364
7/31/2020	$16,611	$17,294
8/31/2020	$17,927	$18,546
9/30/2020	$17,399	$17,871
10/31/2020	$17,146	$17,485
11/30/2020	$19,272	$19,613
12/31/2020	$20,218	$20,495
1/31/2021	$19,690	$20,404
2/28/2021	$20,287	$21,042
3/31/2021	$21,110	$21,796
4/30/2021	$22,618	$22,919
5/31/2021	$22,605	$23,024
6/30/2021	$23,119	$23,592
7/31/2021	$23,998	$23,991
8/31/2021	$24,577	$24,675
9/30/2021	$23,369	$23,568
10/31/2021	$24,555	$25,161
11/30/2021	$24,092	$24,778
12/31/2021	$25,286	$25,754
1/31/2022	$23,412	$24,239
2/28/2022	$22,566	$23,628
3/31/2022	$23,159	$24,395
4/30/2022	$21,387	$22,206
5/31/2022	$21,018	$22,176
6/30/2022	$19,478	$20,321
7/31/2022	$21,636	$22,227
8/31/2022	$20,697	$21,397
9/30/2022	$18,720	$19,413
10/31/2022	$19,876	$21,005
11/30/2022	$21,131	$22,102
12/31/2022	$20,074	$20,808
1/31/2023	$21,907	$22,241
2/28/2023	$21,293	$21,721
3/31/2023	$21,780	$22,302
4/30/2023	$21,844	$22,539
5/31/2023	$21,916	$22,627
6/30/2023	$23,568	$24,172
7/31/2023	$24,323	$25,039
8/31/2023	$23,950	$24,555
9/30/2023	$22,450	$23,386
10/31/2023	$21,440	$22,766
11/30/2023	$23,941	$24,888
12/31/2023	$25,461	$26,209
1/31/2024	$25,608	$26,499
2/29/2024	$27,050	$27,933
3/31/2024	$27,726	$28,835
4/30/2024	$26,128	$27,566
5/31/2024	$26,687	$28,868
6/30/2024	$27,010	$29,762
7/31/2024	$28,022	$30,315
8/31/2024	$28,558	$30,975
9/30/2024	$29,040	$31,616
10/31/2024	$28,624	$31,384
11/30/2024	$30,408	$33,471
12/31/2024	$29,368	$32,448
1/31/2025	$30,539	$33,473
2/28/2025	$29,324	$32,831
3/31/2025	$27,343	$30,916
4/30/2025	$26,653	$30,709
5/31/2025	$28,230	$32,655
6/30/2025	$29,850	$34,314
7/31/2025	$30,458	$35,070
8/31/2025	$30,984	$35,881
9/30/2025	$31,156	$37,120
10/31/2025	$31,437	$37,915
11/30/2025	$31,315	$38,019
12/31/2025	$31,425	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	7.00	9.22	12.13
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 156,901,825
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,073,893
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,901,825
# of portfolio holdings	63
Portfolio turnover rate	30%
Total advisory fees paid	$1,073,893

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Industrials	13.6
Financials	13.3
Consumer discretionary	12.7
Communication services	10.7
Health care	7.9
Materials	4.8
Real estate	4.2
Utilities	1.1
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.6
Microsoft Corp.	6.5
Alphabet, Inc. Class C	6.2
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.5
NVIDIA Corp.	4.0
Mastercard, Inc. Class A	3.1
Marvell Technology, Inc.	2.4
Charles Schwab Corp.	2.4
Texas Instruments, Inc.	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 13, 2025, Robert Wicentowski, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025.
C000019825
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$103	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets ended the year strong as inflation cooled and the Federal Reserve cut rates to support growth. Information technology (IT) led gains as artificial intelligence (AI) optimism persisted, while volatility and momentum trades challenged active managers amid concentrated leadership and rising risks.

The Fund underperformed its benchmark, driven by weak stock selection in IT and materials. Key detractors included Salesforce, Inc. and Marvell Technology, Inc., driven by stagnant revenue estimates and limited AI-related growth despite broader industry tailwinds. Offsetting some of this were contributions from communication services, where our overweight in Alphabet added to returns, supported by AI-driven growth and positive earnings-per-share revisions. Amphenol Corp. benefited from AI infrastructure spending and accretive mergers and acquisitions, while Ulta Beauty, Inc. gained share in beauty.

As we enter 2026, we are guided by valuation discipline and broad diversification, focusing on durable businesses and maintaining a selective, nimble approach to navigate potential volatility and capture growth opportunities as markets present them.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 2	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,405	$9,436
2/29/2016	$9,405	$9,433
3/31/2016	$10,192	$10,097
4/30/2016	$10,271	$10,159
5/31/2016	$10,439	$10,341
6/30/2016	$10,275	$10,362
7/31/2016	$10,713	$10,774
8/31/2016	$10,777	$10,801
9/30/2016	$10,836	$10,818
10/31/2016	$10,659	$10,584
11/30/2016	$11,223	$11,058
12/31/2016	$11,223	$11,274
1/31/2017	$11,646	$11,486
2/28/2017	$11,864	$11,913
3/31/2017	$11,864	$11,921
4/30/2017	$12,024	$12,047
5/31/2017	$12,210	$12,171
6/30/2017	$12,210	$12,280
7/31/2017	$12,381	$12,512
8/31/2017	$12,356	$12,536
9/30/2017	$12,665	$12,842
10/31/2017	$12,939	$13,122
11/30/2017	$13,302	$13,521
12/31/2017	$13,517	$13,656
1/31/2018	$14,184	$14,375
2/28/2018	$13,721	$13,846
3/31/2018	$13,457	$13,568
4/30/2018	$13,541	$13,619
5/31/2018	$13,855	$14,004
6/30/2018	$13,910	$14,095
7/31/2018	$14,418	$14,563
8/31/2018	$14,621	$15,074
9/30/2018	$14,626	$15,099
10/31/2018	$13,605	$13,988
11/30/2018	$13,885	$14,268
12/31/2018	$12,551	$12,940
1/31/2019	$13,743	$14,051
2/28/2019	$14,144	$14,545
3/31/2019	$14,440	$14,757
4/30/2019	$15,039	$15,346
5/31/2019	$14,116	$14,353
6/30/2019	$15,044	$15,361
7/31/2019	$15,467	$15,590
8/31/2019	$15,226	$15,272
9/30/2019	$15,405	$15,540
10/31/2019	$15,516	$15,874
11/30/2019	$16,135	$16,478
12/31/2019	$16,500	$16,954
1/31/2020	$16,376	$16,935
2/29/2020	$15,189	$15,549
3/31/2020	$12,907	$13,410
4/30/2020	$14,521	$15,187
5/31/2020	$15,554	$15,999
6/30/2020	$15,683	$16,364
7/31/2020	$16,421	$17,294
8/31/2020	$17,722	$18,546
9/30/2020	$17,196	$17,871
10/31/2020	$16,940	$17,485
11/30/2020	$19,036	$19,613
12/31/2020	$19,966	$20,495
1/31/2021	$19,447	$20,404
2/28/2021	$20,026	$21,042
3/31/2021	$20,835	$21,796
4/30/2021	$22,324	$22,919
5/31/2021	$22,304	$23,024
6/30/2021	$22,809	$23,592
7/31/2021	$23,665	$23,991
8/31/2021	$24,232	$24,675
9/30/2021	$23,034	$23,568
10/31/2021	$24,196	$25,161
11/30/2021	$23,736	$24,778
12/31/2021	$24,912	$25,754
1/31/2022	$23,062	$24,239
2/28/2022	$22,226	$23,628
3/31/2022	$22,800	$24,395
4/30/2022	$21,049	$22,206
5/31/2022	$20,680	$22,176
6/30/2022	$19,170	$20,321
7/31/2022	$21,285	$22,227
8/31/2022	$20,357	$21,397
9/30/2022	$18,403	$19,413
10/31/2022	$19,543	$21,005
11/30/2022	$20,772	$22,102
12/31/2022	$19,729	$20,808
1/31/2023	$21,523	$22,241
2/28/2023	$20,913	$21,721
3/31/2023	$21,391	$22,302
4/30/2023	$21,444	$22,539
5/31/2023	$21,514	$22,627
6/30/2023	$23,132	$24,172
7/31/2023	$23,862	$25,039
8/31/2023	$23,497	$24,555
9/30/2023	$22,019	$23,386
10/31/2023	$21,020	$22,766
11/30/2023	$23,478	$24,888
12/31/2023	$24,957	$26,209
1/31/2024	$25,091	$26,499
2/29/2024	$26,503	$27,933
3/31/2024	$27,156	$28,835
4/30/2024	$25,591	$27,566
5/31/2024	$26,128	$28,868
6/30/2024	$26,445	$29,762
7/31/2024	$27,419	$30,315
8/31/2024	$27,943	$30,975
9/30/2024	$28,413	$31,616
10/31/2024	$27,996	$31,384
11/30/2024	$29,749	$33,471
12/31/2024	$28,712	$32,448
1/31/2025	$29,856	$33,473
2/28/2025	$28,670	$32,831
3/31/2025	$26,713	$30,916
4/30/2025	$26,040	$30,709
5/31/2025	$27,579	$32,655
6/30/2025	$29,151	$34,314
7/31/2025	$29,733	$35,070
8/31/2025	$30,246	$35,881
9/30/2025	$30,401	$37,120
10/31/2025	$30,675	$37,915
11/30/2025	$30,544	$38,019
12/31/2025	$30,640	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	6.71	8.94	11.85
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 156,901,825
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,073,893
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,901,825
# of portfolio holdings	63
Portfolio turnover rate	30%
Total advisory fees paid	$1,073,893

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Industrials	13.6
Financials	13.3
Consumer discretionary	12.7
Communication services	10.7
Health care	7.9
Materials	4.8
Real estate	4.2
Utilities	1.1
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.6
Microsoft Corp.	6.5
Alphabet, Inc. Class C	6.2
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.5
NVIDIA Corp.	4.0
Mastercard, Inc. Class A	3.1
Marvell Technology, Inc.	2.4
Charles Schwab Corp.	2.4
Texas Instruments, Inc.	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 13, 2025, Robert Wicentowski, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025.
C000101966
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$95	0.91%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection within information technology detracted. We reduced exposure to Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software and exited Varonis Systems, Inc. after full-year revenue guidance was reduced. Security selection in industrials and consumer discretionary was positive, led by Carpenter Technology Corp. and RBC Bearings, Inc., which benefited from strong demand from aerospace.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 1	Russell 2000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,759	$8,917	$9,436
2/29/2016	$8,448	$8,853	$9,433
3/31/2016	$9,034	$9,532	$10,097
4/30/2016	$9,391	$9,627	$10,159
5/31/2016	$9,632	$9,886	$10,341
6/30/2016	$9,874	$9,841	$10,362
7/31/2016	$10,696	$10,484	$10,774
8/31/2016	$10,836	$10,596	$10,801
9/30/2016	$10,912	$10,748	$10,818
10/31/2016	$10,175	$10,080	$10,584
11/30/2016	$11,001	$10,982	$11,058
12/31/2016	$10,810	$11,132	$11,274
1/31/2017	$11,357	$11,313	$11,486
2/28/2017	$11,585	$11,590	$11,913
3/31/2017	$11,725	$11,727	$11,921
4/30/2017	$12,030	$11,943	$12,047
5/31/2017	$11,954	$11,835	$12,171
6/30/2017	$12,449	$12,242	$12,280
7/31/2017	$12,629	$12,346	$12,512
8/31/2017	$12,525	$12,332	$12,536
9/30/2017	$13,126	$13,003	$12,842
10/31/2017	$13,401	$13,205	$13,122
11/30/2017	$13,649	$13,584	$13,521
12/31/2017	$13,636	$13,599	$13,656
1/31/2018	$14,433	$14,129	$14,375
2/28/2018	$14,499	$13,727	$13,846
3/31/2018	$14,747	$13,912	$13,568
4/30/2018	$14,773	$13,926	$13,619
5/31/2018	$15,924	$14,802	$14,004
6/30/2018	$16,198	$14,918	$14,095
7/31/2018	$16,272	$15,175	$14,563
8/31/2018	$18,048	$16,119	$15,074
9/30/2018	$17,747	$15,742	$15,099
10/31/2018	$15,685	$13,750	$13,988
11/30/2018	$15,771	$13,965	$14,268
12/31/2018	$13,837	$12,334	$12,940
1/31/2019	$15,241	$13,758	$14,051
2/28/2019	$16,258	$14,646	$14,545
3/31/2019	$16,072	$14,448	$14,757
4/30/2019	$16,816	$14,888	$15,346
5/31/2019	$15,871	$13,784	$14,353
6/30/2019	$17,103	$14,845	$15,361
7/31/2019	$17,120	$14,990	$15,590
8/31/2019	$16,227	$14,343	$15,272
9/30/2019	$15,553	$14,226	$15,540
10/31/2019	$16,008	$14,630	$15,874
11/30/2019	$17,188	$15,492	$16,478
12/31/2019	$17,339	$15,847	$16,954
1/31/2020	$17,828	$15,672	$16,935
2/29/2020	$16,413	$14,541	$15,549
3/31/2020	$13,430	$11,764	$13,410
4/30/2020	$15,823	$13,516	$15,187
5/31/2020	$18,249	$14,793	$15,999
6/30/2020	$19,109	$15,362	$16,364
7/31/2020	$20,359	$15,889	$17,294
8/31/2020	$22,001	$16,822	$18,546
9/30/2020	$21,769	$16,461	$17,871
10/31/2020	$21,859	$16,586	$17,485
11/30/2020	$25,270	$19,511	$19,613
12/31/2020	$27,413	$21,335	$20,495
1/31/2021	$28,055	$22,363	$20,404
2/28/2021	$28,841	$23,102	$21,042
3/31/2021	$27,609	$22,375	$21,796
4/30/2021	$29,431	$22,863	$22,919
5/31/2021	$28,038	$22,210	$23,024
6/30/2021	$29,948	$23,251	$23,592
7/31/2021	$30,008	$22,404	$23,991
8/31/2021	$31,271	$22,812	$24,675
9/30/2021	$30,409	$21,937	$23,568
10/31/2021	$32,634	$22,964	$25,161
11/30/2021	$29,867	$21,843	$24,778
12/31/2021	$29,587	$21,939	$25,754
1/31/2022	$24,716	$18,999	$24,239
2/28/2022	$25,016	$19,082	$23,628
3/31/2022	$25,097	$19,169	$24,395
4/30/2022	$21,428	$16,817	$22,206
5/31/2022	$19,985	$16,500	$22,176
6/30/2022	$18,923	$15,478	$20,321
7/31/2022	$21,010	$17,211	$22,227
8/31/2022	$20,575	$17,049	$21,397
9/30/2022	$18,931	$15,516	$19,413
10/31/2022	$20,358	$16,988	$21,005
11/30/2022	$20,890	$17,265	$22,102
12/31/2022	$19,439	$16,157	$20,808
1/31/2023	$20,938	$17,764	$22,241
2/28/2023	$21,010	$17,571	$21,721
3/31/2023	$20,503	$17,138	$22,302
4/30/2023	$19,922	$16,939	$22,539
5/31/2023	$19,632	$16,942	$22,627
6/30/2023	$21,228	$18,347	$24,172
7/31/2023	$21,494	$19,204	$25,039
8/31/2023	$20,092	$18,205	$24,555
9/30/2023	$18,714	$17,004	$23,386
10/31/2023	$16,949	$15,692	$22,766
11/30/2023	$18,834	$17,121	$24,888
12/31/2023	$20,285	$19,171	$26,209
1/31/2024	$20,188	$18,556	$26,499
2/29/2024	$22,219	$20,064	$27,933
3/31/2024	$22,389	$20,625	$28,835
4/30/2024	$20,890	$19,037	$27,566
5/31/2024	$22,074	$20,056	$28,868
6/30/2024	$22,413	$20,023	$29,762
7/31/2024	$22,775	$21,662	$30,315
8/31/2024	$23,525	$21,422	$30,975
9/30/2024	$23,984	$21,707	$31,616
10/31/2024	$23,428	$21,419	$31,384
11/30/2024	$26,281	$24,045	$33,471
12/31/2024	$24,154	$22,077	$32,448
1/31/2025	$25,072	$22,775	$33,473
2/28/2025	$23,404	$21,233	$32,831
3/31/2025	$21,639	$19,623	$30,916
4/30/2025	$22,002	$19,497	$30,709
5/31/2025	$23,525	$20,749	$32,655
6/30/2025	$24,492	$21,971	$34,314
7/31/2025	$25,131	$22,345	$35,070
8/31/2025	$26,154	$23,666	$35,881
9/30/2025	$26,844	$24,650	$37,120
10/31/2025	$26,895	$25,447	$37,915
11/30/2025	$27,279	$25,273	$38,019
12/31/2025	$26,460	$24,949	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	9.55	(0.70)	10.22
Russell 2000® Growth Index	13.01	3.18	9.57
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 281,444,029
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,326,044
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,444,029
# of portfolio holdings	70
Portfolio turnover rate	71%
Total advisory fees paid	$2,326,044

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	34.7
Health care	29.4
Information technology	18.5
Consumer discretionary	7.3
Financials	4.7
Utilities	2.1
Real estate	1.7
Communication services	1.4
Energy	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iRhythm Technologies, Inc.	2.8
RadNet, Inc.	2.6
Casella Waste Systems, Inc. Class A	2.5
Fabrinet	2.5
Construction Partners, Inc. Class A	2.5
Ensign Group, Inc.	2.4
RBC Bearings, Inc.	2.1
Applied Industrial Technologies, Inc.	2.1
HealthEquity, Inc.	2.1
Carpenter Technology Corp.	2.1

Material Fund Change [Text Block]
C000019826
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$121	1.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection within information technology detracted. We reduced exposure to Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software and exited Varonis Systems, Inc. after full-year revenue guidance was reduced. Security selection in industrials and consumer discretionary was positive, led by Carpenter Technology Corp. and RBC Bearings, Inc., which benefited from strong demand from aerospace.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class 2	Russell 2000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,762	$8,917	$9,436
2/29/2016	$8,446	$8,853	$9,433
3/31/2016	$9,030	$9,532	$10,097
4/30/2016	$9,381	$9,627	$10,159
5/31/2016	$9,626	$9,886	$10,341
6/30/2016	$9,848	$9,841	$10,362
7/31/2016	$10,671	$10,484	$10,774
8/31/2016	$10,813	$10,596	$10,801
9/30/2016	$10,891	$10,748	$10,818
10/31/2016	$10,154	$10,080	$10,584
11/30/2016	$10,969	$10,982	$11,058
12/31/2016	$10,775	$11,132	$11,274
1/31/2017	$11,318	$11,313	$11,486
2/28/2017	$11,551	$11,590	$11,913
3/31/2017	$11,680	$11,727	$11,921
4/30/2017	$11,978	$11,943	$12,047
5/31/2017	$11,900	$11,835	$12,171
6/30/2017	$12,404	$12,242	$12,280
7/31/2017	$12,575	$12,346	$12,512
8/31/2017	$12,468	$12,332	$12,536
9/30/2017	$13,068	$13,003	$12,842
10/31/2017	$13,334	$13,205	$13,122
11/30/2017	$13,587	$13,584	$13,521
12/31/2017	$13,561	$13,599	$13,656
1/31/2018	$14,347	$14,129	$14,375
2/28/2018	$14,413	$13,727	$13,846
3/31/2018	$14,653	$13,912	$13,568
4/30/2018	$14,680	$13,926	$13,619
5/31/2018	$15,825	$14,802	$14,004
6/30/2018	$16,092	$14,918	$14,095
7/31/2018	$16,167	$15,175	$14,563
8/31/2018	$17,923	$16,119	$15,074
9/30/2018	$17,615	$15,742	$15,099
10/31/2018	$15,567	$13,750	$13,988
11/30/2018	$15,655	$13,965	$14,268
12/31/2018	$13,738	$12,334	$12,940
1/31/2019	$15,114	$13,758	$14,051
2/28/2019	$16,123	$14,646	$14,545
3/31/2019	$15,933	$14,448	$14,757
4/30/2019	$16,679	$14,888	$15,346
5/31/2019	$15,728	$13,784	$14,353
6/30/2019	$16,957	$14,845	$15,361
7/31/2019	$16,959	$14,990	$15,590
8/31/2019	$16,077	$14,343	$15,272
9/30/2019	$15,402	$14,226	$15,540
10/31/2019	$15,852	$14,630	$15,874
11/30/2019	$17,011	$15,492	$16,478
12/31/2019	$17,149	$15,847	$16,954
1/31/2020	$17,634	$15,672	$16,935
2/29/2020	$16,232	$14,541	$15,549
3/31/2020	$13,290	$11,764	$13,410
4/30/2020	$15,644	$13,516	$15,187
5/31/2020	$18,049	$14,793	$15,999
6/30/2020	$18,897	$15,362	$16,364
7/31/2020	$20,129	$15,889	$17,294
8/31/2020	$21,728	$16,822	$18,546
9/30/2020	$21,507	$16,461	$17,871
10/31/2020	$21,599	$16,586	$17,485
11/30/2020	$24,963	$19,511	$19,613
12/31/2020	$27,059	$21,335	$20,495
1/31/2021	$27,684	$22,363	$20,404
2/28/2021	$28,456	$23,102	$21,042
3/31/2021	$27,243	$22,375	$21,796
4/30/2021	$29,026	$22,863	$22,919
5/31/2021	$27,666	$22,210	$23,024
6/30/2021	$29,541	$23,251	$23,592
7/31/2021	$29,583	$22,404	$23,991
8/31/2021	$30,827	$22,812	$24,675
9/30/2021	$29,956	$21,937	$23,568
10/31/2021	$32,134	$22,964	$25,161
11/30/2021	$29,417	$21,843	$24,778
12/31/2021	$29,126	$21,939	$25,754
1/31/2022	$24,334	$18,999	$24,239
2/28/2022	$24,625	$19,082	$23,628
3/31/2022	$24,708	$19,169	$24,395
4/30/2022	$21,077	$16,817	$22,206
5/31/2022	$19,667	$16,500	$22,176
6/30/2022	$18,609	$15,478	$20,321
7/31/2022	$20,644	$17,211	$22,227
8/31/2022	$20,214	$17,049	$21,397
9/30/2022	$18,620	$15,516	$19,413
10/31/2022	$20,011	$16,988	$21,005
11/30/2022	$20,517	$17,265	$22,102
12/31/2022	$19,101	$16,157	$20,808
1/31/2023	$20,543	$17,764	$22,241
2/28/2023	$20,619	$17,571	$21,721
3/31/2023	$20,113	$17,138	$22,302
4/30/2023	$19,556	$16,939	$22,539
5/31/2023	$19,252	$16,942	$22,627
6/30/2023	$20,821	$18,347	$24,172
7/31/2023	$21,099	$19,204	$25,039
8/31/2023	$19,708	$18,205	$24,555
9/30/2023	$18,342	$17,004	$23,386
10/31/2023	$16,621	$15,692	$22,766
11/30/2023	$18,468	$17,121	$24,888
12/31/2023	$19,885	$19,171	$26,209
1/31/2024	$19,758	$18,556	$26,499
2/29/2024	$21,757	$20,064	$27,933
3/31/2024	$21,934	$20,625	$28,835
4/30/2024	$20,442	$19,037	$27,566
5/31/2024	$21,605	$20,056	$28,868
6/30/2024	$21,934	$20,023	$29,762
7/31/2024	$22,288	$21,662	$30,315
8/31/2024	$22,997	$21,422	$30,975
9/30/2024	$23,452	$21,707	$31,616
10/31/2024	$22,896	$21,419	$31,384
11/30/2024	$25,704	$24,045	$33,471
12/31/2024	$23,604	$22,077	$32,448
1/31/2025	$24,489	$22,775	$33,473
2/28/2025	$22,870	$21,233	$32,831
3/31/2025	$21,125	$19,623	$30,916
4/30/2025	$21,479	$19,497	$30,709
5/31/2025	$22,946	$20,749	$32,655
6/30/2025	$23,907	$21,971	$34,314
7/31/2025	$24,526	$22,345	$35,070
8/31/2025	$25,520	$23,666	$35,881
9/30/2025	$26,191	$24,650	$37,120
10/31/2025	$26,218	$25,447	$37,915
11/30/2025	$26,594	$25,273	$38,019
12/31/2025	$25,788	$24,949	$38,012

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	9.25	(0.96)	9.94
Russell 2000® Growth Index	13.01	3.18	9.57
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 281,444,029
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,326,044
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,444,029
# of portfolio holdings	70
Portfolio turnover rate	71%
Total advisory fees paid	$2,326,044

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	34.7
Health care	29.4
Information technology	18.5
Consumer discretionary	7.3
Financials	4.7
Utilities	2.1
Real estate	1.7
Communication services	1.4
Energy	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iRhythm Technologies, Inc.	2.8
RadNet, Inc.	2.6
Casella Waste Systems, Inc. Class A	2.5
Fabrinet	2.5
Construction Partners, Inc. Class A	2.5
Ensign Group, Inc.	2.4
RBC Bearings, Inc.	2.1
Applied Industrial Technologies, Inc.	2.1
HealthEquity, Inc.	2.1
Carpenter Technology Corp.	2.1

Material Fund Change [Text Block]